Inventories (Schedule of detailed information about inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Stockpile	$ 13,906	$ 10,396
Work in progress	6,364	14,420
Finished goods	72,923	62,230
Materials and supplies	49,912	51,774
Current Inventories	143,105	138,820
Non-current
Stockpile	16,704	14,626
Materials and supplies	5,302	4,829
Non current Inventories	22,006	19,455
Total Inventories	$ 165,111	$ 158,275